Reconciliation of Income Taxes Computed at Netherlands Statutory Income Tax Rate to (Benefit) Provision for Income Taxes (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Rate Reconciliation [Line Items]
Income tax expense at statutory rate	[1]	$ 14,873	$ 18,525	$ 25,680
Foreign tax rate differential	[2]	(135)	(2,926)	(12,682)
Dutch tax ruling - innovation box regime		1,693	11,449	22,616
Dutch tax ruling - additional tax benefit		(3,276)	(4,325)
Permanent differences	[3]	(1,252)	2,930	2,075
Valuation allowance		(1,874)	(684)	(187)
Provision to return		(264)	(3,171)	2,788
R&D Credit		(1,170)	(332)	(366)
Other	[4]	1,924	(1,887)	(918)
Income tax provision		$ 10,519	$ 19,579	$ 39,006

[1]	The statutory rate was 25% in 2013, 2014 and 2015.
[2]	The decrease in the foreign tax rate differential is the result of the transfer of the Company's e-commerce operations from Cyprus to the Netherlands, effective January 1, 2014.
[3]	During 2013 and 2014, the Company recognized $1.2 and $3.1 unfavorable permanent differences due to the non-deductible share based compensation costs. During 2015, the Company recognized $1.3 unfavorable permanent difference due to tax non-deductible acquisition costs, $1.0 and $1.5 favorable permanent differences from prior period acquisition costs recharge income and with respect to non-taxable income from deferred consideration reversal, respectively.
[4]	During 2013, the Company recognized $2.6 prior period unfavorable adjustments and $3.0 favorable adjustment due to the change in income tax rate in Cyprus from 10% to 12.5%. During 2014, the Company recognized $0.6 prior period favorable adjustments and $0.9 favorable adjustments due to the UK deferred revenue tax rate changes. During 2015, the Company recognized $1.2 prior period unfavorable adjustments due to a reduction in 2010 net operating losses as a result of foreign currency translation difference which is offset by a favorable reversal of valuation allowance in the same amount.